Property and Equipment	12 Months Ended
Feb. 24, 2013
Property and Equipment

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	February 24, 2013	February 26, 2012
Machinery, computer equipment and software	$44,671	$45,409
Leasehold improvements	10,871	10,309
Service and spare parts	21,786	25,791

Total property and equipment	77,328	81,509
Accumulated depreciation and amortization	(66,885)	(71,019)

Property and equipment, net	$10,443	$10,490

Depreciation and amortization expense relating to property and equipment was $6,484, $7,281 and $8,900 for fiscal 2013, 2012 and 2011, respectively. There were no material disposals of property and equipment with a net book value in fiscal 2013, 2012 or 2011.